Distribution of Total Assets and Operating Performance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Geographic Reporting Disclosure [Line Items]
Total Assets	$ 97,463.8		$ 100,223.7		$ 83,843.9
Total Revenue	3,896.1	[1]	3,769.9	[1]	3,647.7	[1]
Income Before Income Taxes	992.3		883.7		989.8
Net Income	687.3		603.6		669.5
Non - U.S.
Geographic Reporting Disclosure [Line Items]
Total Assets	29,198.4		28,625.2		24,472.9
Total Revenue	992.5	[1]	1,084.8	[1]	980.9	[1]
Income Before Income Taxes	194.9		284.4		325.1
Net Income	147.6		199.3		229.3
U.S.
Geographic Reporting Disclosure [Line Items]
Total Assets	68,265.4		71,598.5		59,371.0
Total Revenue	2,903.6	[1]	2,685.1	[1]	2,666.8	[1]
Income Before Income Taxes	797.4		599.3		664.7
Net Income	$ 539.7		$ 404.3		$ 440.2

[1]	Total revenue is comprised of net interest income and noninterest income.